Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Debt Fund
March 31, 2026
SED-NPRT1-0526
1.924255.115
Common Stocks - 0.3%
	Shares	Value ($)
BRAZIL - 0.3%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
PRIO SA/Brazil (b)	119,900	1,532,588
Industrials - 0.2%
Passenger Airlines - 0.2%
Azul SA (PN)	169,492	2,415,261
Azul SA ADR	54,881	1,212,238
TOTAL INDUSTRIALS		3,627,499
TOTAL BRAZIL		5,160,087
TOTAL COMMON STOCKS (Cost $3,559,837)		5,160,087

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
BRAZIL - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Vale SA Series A6, 1.9554% (c) (Cost $2,555,669)	407,295	3,400,776

Foreign Government and Government Agency Obligations - 58.5%
		Principal Amount (a)	Value ($)
ALBANIA - 0.1%
Republic of Albania 4.75% 2/14/2035 (h)	EUR	1,505,000	1,703,024
ANGOLA - 1.5%
Angola Republic 8% 11/26/2029 (f)		4,890,000	4,819,095
Angola Republic 8.25% 5/9/2028 (f)		4,237,000	4,270,896
Angola Republic 8.75% 4/14/2032 (f)		5,075,000	4,925,288
Angola Republic 9.125% 11/26/2049 (f)		3,555,000	3,079,217
Angola Republic 9.244% 1/15/2031 (f)		1,935,000	1,956,164
Angola Republic 9.375% 3/31/2033 (f)		1,730,000	1,700,733
Angola Republic 9.375% 5/8/2048 (f)		3,740,000	3,311,349
Angola Republic 9.875% 10/15/2035 (f)		1,135,000	1,136,702
TOTAL ANGOLA			25,199,444
ARGENTINA - 3.5%
Argentine Republic 0.75% 7/9/2030 (j)		16,948,535	14,202,872
Argentine Republic 1% 7/9/2029		5,343,648	4,691,723
Argentine Republic 3.5% 7/9/2041 (j)		7,285,000	4,873,665
Argentine Republic 4.125% 7/9/2035 (j)		25,563,027	18,482,069
Argentine Republic 5% 1/9/2038 (j)		17,796,997	13,418,936
TOTAL ARGENTINA			55,669,265
ARMENIA - 0.5%
Republic of Armenia 3.6% 2/2/2031 (f)		3,805,000	3,386,336
Republic of Armenia 6.75% 3/12/2035 (f)		4,700,000	4,752,170
TOTAL ARMENIA			8,138,506
BAHAMAS (NASSAU) - 0.1%
Bahamas Government International Bond 8.25% 6/24/2036 (f)		1,845,000	1,974,665
BAHRAIN - 0.4%
Bahrain Kingdom 5.625% 5/18/2034 (f)		3,055,000	2,691,455
Bahrain Kingdom 5.875% 2/6/2034 (f)		1,515,000	1,408,450
Bahrain Kingdom 6.625% 10/6/2037 (f)		1,135,000	1,028,968
Bahrain Kingdom 7.1% 2/3/2038 (f)		940,000	881,283
Bahrain Kingdom 7.5% 2/12/2036 (f)		1,195,000	1,174,088
TOTAL BAHRAIN			7,184,244
BENIN - 0.3%
Benin Sukuk SA 6.2% 1/29/2033 (f)		1,095,000	1,016,456
Republic of Benin 7.96% 2/13/2038 (f)		3,520,000	3,443,707
Republic of Benin 8.375% 1/23/2041 (f)		1,070,000	1,055,640
TOTAL BENIN			5,515,803
BERMUDA - 0.3%
Republic of Bermuda 3.375% 8/20/2050 (f)		965,000	659,732
Republic of Bermuda 3.717% 1/25/2027 (f)		620,000	614,963
Republic of Bermuda 4.75% 2/15/2029 (f)		2,270,000	2,277,945
Republic of Bermuda 5% 7/15/2032 (f)		1,005,000	1,001,231
TOTAL BERMUDA			4,553,871
BRAZIL - 2.4%
Brazil Notas do Tesouro Nacional Serie B 4.75% 1/14/2050		7,800,000	5,624,190
Brazil Notas do Tesouro Nacional Serie B 5% 1/27/2045		3,440,000	2,701,707
Brazil Notas do Tesouro Nacional Serie B 5.625% 2/21/2047		2,355,000	1,967,603
Brazil Notas do Tesouro Nacional Serie B 6% 10/20/2033		1,880,000	1,881,410
Brazil Notas do Tesouro Nacional Serie B 6.125% 3/15/2034		1,500,000	1,496,265
Brazil Notas do Tesouro Nacional Serie B 6.25% 5/22/2036		2,265,000	2,223,154
Brazil Notas do Tesouro Nacional Serie B 6.625% 3/15/2035		1,680,000	1,718,640
Brazil Notas do Tesouro Nacional Serie B 7.125% 1/20/2037		3,180,000	3,454,148
Brazil Notas do Tesouro Nacional Serie B 8.25% 1/20/2034		5,204,000	5,906,540
Brazilian Federative Republic 10% 1/1/2027	BRL	39,435,000	7,418,163
Brazilian Federative Republic 10% 1/1/2031	BRL	6,000,000	1,012,109
Brazilian Federative Republic Treasury Bills 0% 1/1/2030 (i)	BRL	20,000,000	2,384,528
Federative Republic of Brazil 7.250% 1/12/2056		2,315,000	2,266,385
TOTAL BRAZIL			40,054,842
CHILE - 1.2%
Chilean Republic 2.45% 1/31/2031		7,745,000	7,081,718
Chilean Republic 3.1% 1/22/2061		7,500,000	4,635,000
Chilean Republic 3.5% 1/31/2034		1,775,000	1,601,050
Chilean Republic 4% 1/31/2052		3,825,000	2,971,069
Chilean Republic 4.34% 3/7/2042		1,410,000	1,236,570
Chilean Republic 5.33% 1/5/2054		2,835,000	2,679,075
TOTAL CHILE			20,204,482
COLOMBIA - 2.7%
Colombian Republic 3% 1/30/2030		5,600,000	5,028,800
Colombian Republic 3.125% 4/15/2031		3,355,000	2,865,170
Colombian Republic 3.875% 2/15/2061		3,690,000	2,083,005
Colombian Republic 4.125% 5/15/2051		3,120,000	1,891,500
Colombian Republic 5% 6/15/2045		11,700,000	8,380,125
Colombian Republic 5.2% 5/15/2049		5,390,000	3,871,637
Colombian Republic 5.375% 1/21/2029		2,345,000	2,327,413
Colombian Republic 6.125% 1/18/2041		1,475,000	1,285,168
Colombian Republic 6.125% 1/21/2031		845,000	831,479
Colombian Republic 6.5% 1/21/2033		1,360,000	1,329,400
Colombian Republic 7.375% 4/25/2030		1,485,000	1,541,430
Colombian Republic 7.375% 9/18/2037		845,000	841,661
Colombian Republic 7.5% 2/2/2034		1,110,000	1,135,253
Colombian Republic 7.75% 11/7/2036		2,390,000	2,445,090
Colombian Republic 8% 4/20/2033		1,720,000	1,815,890
Colombian Republic 8.5% 4/25/2035		3,475,000	3,753,000
Colombian Republic 8.75% 11/14/2053		1,690,000	1,811,258
TOTAL COLOMBIA			43,237,279
COSTA RICA - 0.9%
Republic of Costa Rica 5.625% 4/30/2043 (f)		2,865,000	2,664,450
Republic of Costa Rica 6.125% 2/19/2031 (f)		5,675,000	5,799,850
Republic of Costa Rica 6.55% 4/3/2034 (f)		2,100,000	2,214,975
Republic of Costa Rica 7% 4/4/2044 (f)		965,000	1,018,075
Republic of Costa Rica 7.3% 11/13/2054 (f)		3,295,000	3,575,075
TOTAL COSTA RICA			15,272,425
COTE D'IVOIRE - 1.1%
Cote d'Ivoire 6.125% 6/15/2033 (f)		3,675,000	3,451,744
Cote d'Ivoire 6.375% 3/3/2028 (f)		1,749,541	1,760,038
Cote d'Ivoire 6.75% 2/25/2041 (f)		3,300,000	2,887,500
Cote d'Ivoire 7.625% 1/30/2033 (f)		4,230,000	4,300,853
Cote d'Ivoire 8.075% 4/1/2036 (f)		3,500,000	3,556,305
Cote d'Ivoire 8.25% 1/30/2037 (f)		1,805,000	1,847,608
TOTAL COTE D'IVOIRE			17,804,048
DOMINICAN REPUBLIC - 2.8%
Dominican Republic 4.5% 1/30/2030 (f)		5,960,000	5,662,000
Dominican Republic 4.875% 9/23/2032 (f)		6,360,000	5,862,330
Dominican Republic 5.3% 1/21/2041 (f)		2,450,000	2,077,600
Dominican Republic 5.875% 1/30/2060 (f)		5,790,000	4,834,389
Dominican Republic 6% 7/19/2028 (f)		2,999,000	3,016,994
Dominican Republic 6.15% 5/17/2038 (f)		2,755,000	2,599,470
Dominican Republic 6.6% 6/1/2036 (f)		1,358,000	1,361,735
Dominican Republic 6.85% 1/27/2045 (f)		4,046,000	3,934,735
Dominican Republic 7.05% 2/3/2031 (f)		5,660,000	5,852,440
Dominican Republic 7.15% 2/24/2055 (f)		2,245,000	2,272,782
Dominican Republic 7.45% 4/30/2044 (f)		6,031,000	6,284,302
TOTAL DOMINICAN REPUBLIC			43,758,777
ECUADOR - 1.8%
Ecuador Government International Bond 5% 7/31/2040 (f)(j)		2,800,000	2,181,199
Ecuador Government International Bond 6.9% 7/31/2030 (f)(j)		7,129,705	6,937,203
Ecuador Government International Bond 6.9% 7/31/2035 (f)(j)		16,325,000	14,317,025
Ecuador Government International Bond 8.75% 1/29/2034 (f)		3,925,000	3,853,369
Ecuador Government International Bond 9.25% 1/29/2039 (f)		3,070,000	3,011,670
TOTAL ECUADOR			30,300,466
EGYPT - 2.5%
Arab Republic of Egypt 7.0529% 1/15/2032 (f)		830,000	785,180
Arab Republic of Egypt 7.3% 9/30/2033 (f)		5,100,000	4,732,800
Arab Republic of Egypt 7.5% 1/31/2027 (f)		5,596,000	5,618,216
Arab Republic of Egypt 7.5% 2/16/2061 (f)		6,705,000	5,098,482
Arab Republic of Egypt 7.625% 5/29/2032 (f)		3,200,000	3,070,400
Arab Republic of Egypt 7.903% 2/21/2048 (f)		5,265,000	4,261,682
Arab Republic of Egypt 8.5% 1/31/2047 (f)		7,939,000	6,842,437
Arab Republic of Egypt 8.7002% 3/1/2049 (f)		3,665,000	3,198,592
Arab Republic of Egypt 8.875% 5/29/2050 (f)		2,930,000	2,580,317
Arab Republic of Egypt 9.45% 2/4/2033 (f)		1,890,000	1,977,526
Arab Republic of Egypt Treasury Bills 0% 4/14/2026 (i)	EGP	59,125,000	1,074,941
Arab Republic of Egypt Treasury Bills 0% 6/2/2026 (i)	EGP	43,450,000	766,498
Arab Republic of Egypt Treasury Bills 0% 6/9/2026 (i)	EGP	43,950,000	766,326
Egyptian Financial Co for Sovereign Taskeek/The 7.95% 10/7/2032 (f)		1,110,000	1,114,995
TOTAL EGYPT			41,888,392
EL SALVADOR - 0.7%
El Salvador Republic 0.25% 4/17/2030 (f)		1,765,000	64,863
El Salvador Republic 7.1246% 1/20/2050 (f)		1,492,000	1,268,200
El Salvador Republic 7.625% 2/1/2041 (f)		1,035,000	981,180
El Salvador Republic 7.65% 6/15/2035 (f)		5,940,000	5,815,260
El Salvador Republic 9.25% 4/17/2030 (f)		1,765,000	1,838,248
El Salvador Republic 9.65% 11/21/2054 (f)		1,035,000	1,103,310
TOTAL EL SALVADOR			11,071,061
GABON - 0.1%
Gabonese Republic 7% 11/24/2031 (f)		2,965,000	2,454,308
GHANA - 0.5%
Ghana Republic 0% 1/3/2030 (f)(i)		555,867	467,623
Ghana Republic 0% 7/3/2026 (f)(i)		147,705	145,119
Ghana Republic 5% 7/3/2029 (f)(j)		4,618,306	4,401,246
Ghana Republic 5% 7/3/2035 (f)(j)		4,460,150	3,791,128
TOTAL GHANA			8,805,116
GUATEMALA - 1.2%
Guatemala Government Bond 4.9% 6/1/2030 (f)		485,000	477,506
Guatemala Government Bond 5.25% 8/10/2029 (f)		1,200,000	1,195,200
Guatemala Government Bond 5.375% 4/24/2032 (f)		2,015,000	1,993,238
Guatemala Government Bond 6.125% 6/1/2050 (f)		4,110,000	3,920,443
Guatemala Government Bond 6.25% 8/15/2036 (f)		2,785,000	2,831,649
Guatemala Government Bond 6.55% 2/6/2037 (f)		1,500,000	1,557,000
Guatemala Government Bond 6.6% 6/13/2036 (f)		5,670,000	5,934,789
Guatemala Government Bond 6.875% 8/15/2055 (f)		1,705,000	1,783,430
TOTAL GUATEMALA			19,693,255
HONDURAS - 0.1%
Honduras Government 8.625% 11/27/2034 (f)		2,180,000	2,452,478
HUNGARY - 2.1%
Hungary Government 2.125% 9/22/2031 (f)		2,950,000	2,498,650
Hungary Government 3.125% 9/21/2051 (f)		5,810,000	3,427,900
Hungary Government 4.25% 5/26/2033 (h)	EUR	1,365,000	1,552,097
Hungary Government 5.25% 6/16/2029 (f)		3,185,000	3,191,290
Hungary Government 5.5% 3/26/2036 (f)		3,200,000	3,112,000
Hungary Government 5.5% 6/16/2034 (f)		2,890,000	2,851,621
Hungary Government 6% 9/26/2035 (f)		1,815,000	1,839,829
Hungary Government 6.25% 9/22/2032 (f)		1,125,000	1,170,461
Hungary Government 6.75% 10/22/2028	HUF	522,420,000	1,556,036
Hungary Government 6.75% 9/23/2055 (f)		4,705,000	4,783,010
Hungary Government 6.75% 9/25/2052 (f)		3,800,000	3,917,268
Hungary Government 7% 10/24/2035	HUF	762,110,000	2,261,466
Hungary Government 7.625% 3/29/2041		1,655,000	1,872,964
TOTAL HUNGARY			34,034,592
INDONESIA - 1.4%
Indonesia Government 5.25% 1/17/2042 (f)		3,000,000	2,872,500
Indonesia Government 5.95% 1/8/2046 (f)		2,100,000	2,123,100
Indonesia Government 6.625% 2/17/2037 (f)		3,549,000	3,856,077
Indonesia Government 6.75% 1/15/2044 (f)		3,035,000	3,344,570
Indonesia Government 7.75% 1/17/2038 (f)		4,298,000	5,104,950
Indonesia Government 8.5% 10/12/2035 (f)		4,169,000	5,102,856
TOTAL INDONESIA			22,404,053
ISRAEL - 0.3%
Israel Government 5% 1/13/2036		2,860,000	2,756,520
Israel Government 5.875% 1/13/2056		2,910,000	2,748,560
TOTAL ISRAEL			5,505,080
JAMAICA - 0.1%
Jamaican Government 7.875% 7/28/2045		1,685,000	1,929,325
JORDAN - 0.4%
Jordan Government 7.375% 10/10/2047 (f)		3,290,000	3,096,713
Jordan Government 7.5% 1/13/2029 (f)		2,250,000	2,313,416
Jordan Government 7.75% 1/15/2028 (f)		1,420,000	1,451,751
TOTAL JORDAN			6,861,880
KENYA - 0.9%
Republic of Kenya 6.3% 1/23/2034 (f)		5,045,000	4,182,406
Republic of Kenya 7.875% 2/26/2034 (f)		900,000	817,740
Republic of Kenya 8% 5/22/2032 (f)		460,000	443,683
Republic of Kenya 8.7% 2/26/2039 (f)		1,105,000	998,091
Republic of Kenya 8.8% 10/9/2038 (f)		1,045,000	957,220
Republic of Kenya 9.5% 3/5/2036 (f)		3,795,000	3,693,674
Republic of Kenya 9.75% 2/16/2031 (f)		3,710,000	3,806,275
TOTAL KENYA			14,899,089
LEBANON - 0.4%
Lebanon Republic 5.8% (d)(h)		5,875,000	1,383,563
Lebanon Republic 6% (d)(h)		1,587,000	373,738
Lebanon Republic 6.1% (d)(h)		4,135,000	973,793
Lebanon Republic 6.2% (d)(h)		3,645,000	858,398
Lebanon Republic 6.375% (d)(h)		3,472,000	817,655
Lebanon Republic 8.25% (d)(h)		12,525,000	2,993,475
TOTAL LEBANON			7,400,622
MEXICO - 2.2%
United Mexican States 3.771% 5/24/2061		3,135,000	1,870,028
United Mexican States 4.35% 1/15/2047		5,925,000	4,337,100
United Mexican States 5.375% 3/22/2033		2,065,000	2,017,505
United Mexican States 5.625% 2/9/2034		2,365,000	2,322,430
United Mexican States 5.75% 10/12/2110		2,355,000	1,908,728
United Mexican States 6.05% 1/11/2040		10,222,000	9,915,340
United Mexican States 6.125% 2/9/2038		1,690,000	1,651,130
United Mexican States 6.338% 5/4/2053		1,695,000	1,578,672
United Mexican States 6.35% 2/9/2035		2,485,000	2,540,913
United Mexican States 6.875% 5/13/2037		1,460,000	1,527,889
United Mexican States 7.375% 5/13/2055		2,540,000	2,667,000
United Mexican States 8% 11/7/2047	MXN	32,000,000	1,492,772
United Mexican States 8.5% 3/1/2029	MXN	50,000,000	2,790,827
TOTAL MEXICO			36,620,334
MONGOLIA - 0.3%
Mongolia Government 5.95% 3/9/2032 (f)		1,265,000	1,239,700
Mongolia Government 6.625% 2/25/2030 (f)		2,705,000	2,740,165
Mongolia Government 7.875% 6/5/2029 (f)		490,000	512,050
TOTAL MONGOLIA			4,491,915
MONTENEGRO - 0.4%
Republic of Montenegro 4.875% 4/1/2032 (f)	EUR	1,155,000	1,318,205
Republic of Montenegro 7.25% 3/12/2031 (f)		5,350,000	5,543,296
TOTAL MONTENEGRO			6,861,501
MOROCCO - 0.4%
Moroccan Kingdom 4% 12/15/2050 (f)		5,000,000	3,440,000
Moroccan Kingdom 6.5% 9/8/2033 (f)		2,740,000	2,881,795
TOTAL MOROCCO			6,321,795
NIGERIA - 2.3%
Republic of Nigeria 0% 7/28/2026 (i)	NGN	3,590,901,000	2,440,070
Republic of Nigeria 6.125% 9/28/2028 (f)		5,520,000	5,475,840
Republic of Nigeria 6.5% 11/28/2027 (f)		5,087,000	5,112,435
Republic of Nigeria 7.143% 2/23/2030 (f)		4,110,000	4,130,386
Republic of Nigeria 7.625% 11/28/2047 (f)		5,315,000	4,836,650
Republic of Nigeria 7.696% 2/23/2038 (f)		980,000	942,328
Republic of Nigeria 7.875% 2/16/2032 (f)		2,625,000	2,651,906
Republic of Nigeria 8.375% 3/24/2029 (f)		4,095,000	4,289,513
Republic of Nigeria 9.1297% 1/13/2046 (f)		2,145,000	2,237,235
Republic of Nigeria 9.625% 6/9/2031 (f)		3,050,000	3,337,463
Republic of Nigeria Treasury Bills 0% 7/14/2026 (i)	NGN	2,300,000,000	1,571,001
TOTAL NIGERIA			37,024,827
OMAN - 1.3%
Oman Sultanate 6% 8/1/2029 (f)		1,525,000	1,563,796
Oman Sultanate 6.25% 1/25/2031 (f)		4,805,000	5,010,414
Oman Sultanate 6.5% 3/8/2047 (f)		6,690,000	6,834,105
Oman Sultanate 6.75% 1/17/2048 (f)		7,720,000	8,050,168
Oman Sultanate 7% 1/25/2051 (f)		490,000	529,242
TOTAL OMAN			21,987,725
PAKISTAN - 1.1%
Islamic Republic of Pakistan 6% 4/8/2026 (f)		6,130,000	6,118,966
Islamic Republic of Pakistan 6.875% 12/5/2027 (f)		7,405,000	7,297,628
Islamic Republic of Pakistan 7.375% 4/8/2031 (f)		2,755,000	2,553,885
Islamic Republic of Pakistan 7.875% 3/31/2036 (f)		2,025,000	1,814,906
TOTAL PAKISTAN			17,785,385
PANAMA - 1.7%
Panamanian Republic 2.252% 9/29/2032		2,705,000	2,223,030
Panamanian Republic 3.16% 1/23/2030		3,670,000	3,435,120
Panamanian Republic 3.298% 1/19/2033		5,355,000	4,652,589
Panamanian Republic 5.227% 2/23/2034		4,870,000	4,711,688
Panamanian Republic 5.662% 2/23/2038		5,140,000	4,931,128
Panamanian Republic 6.4% 2/14/2035		2,700,000	2,802,600
Panamanian Republic 7.875% 3/1/2057		2,390,000	2,769,755
Panamanian Republic 8% 3/1/2038		1,880,000	2,155,044
TOTAL PANAMA			27,680,954
PARAGUAY - 0.6%
Republic of Paraguay 2.739% 1/29/2033 (f)		1,305,000	1,147,095
Republic of Paraguay 4.95% 4/28/2031 (f)		2,010,000	2,005,980
Republic of Paraguay 5.4% 3/30/2050 (f)		3,925,000	3,493,250
Republic of Paraguay 6% 2/9/2036 (f)		1,155,000	1,200,045
Republic of Paraguay 6.65% 3/4/2055 (f)		2,195,000	2,280,605
TOTAL PARAGUAY			10,126,975
PERU - 0.7%
Peruvian Republic 3% 1/15/2034		5,225,000	4,467,244
Peruvian Republic 3.3% 3/11/2041		7,075,000	5,339,857
Peruvian Republic 5.875% 8/8/2054		2,500,000	2,407,500
TOTAL PERU			12,214,601
PHILIPPINES - 0.8%
Philippine Republic 2.65% 12/10/2045		2,130,000	1,339,770
Philippine Republic 2.95% 5/5/2045		865,000	580,415
Philippine Republic 4.75% 3/5/2035		1,485,000	1,425,600
Philippine Republic 5% 7/17/2033		1,135,000	1,127,906
Philippine Republic 5.175% 9/5/2049		1,970,000	1,790,238
Philippine Republic 5.5% 1/17/2048		1,005,000	965,805
Philippine Republic 5.6% 5/14/2049		1,795,000	1,733,633
Philippine Republic 5.609% 4/13/2033		1,670,000	1,720,100
Philippine Republic 5.95% 10/13/2047		2,670,000	2,699,871
TOTAL PHILIPPINES			13,383,338
POLAND - 0.9%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (f)		2,000,000	2,020,000
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (f)		1,700,000	1,672,800
Republic of Poland 5.375% 2/12/2035		2,780,000	2,825,870
Republic of Poland 5.5% 3/18/2054		1,775,000	1,635,289
Republic of Poland 5.5% 4/4/2053		7,395,000	6,799,407
TOTAL POLAND			14,953,366
QATAR - 0.2%
State of Qatar 4.817% 3/14/2049 (f)		1,424,000	1,254,900
State of Qatar 5.103% 4/23/2048 (f)		2,770,000	2,550,505
TOTAL QATAR			3,805,405
ROMANIA - 2.1%
Romanian Republic 3% 2/14/2031 (f)		5,296,000	4,649,624
Romanian Republic 3.625% 3/27/2032 (f)		2,618,000	2,294,533
Romanian Republic 4% 2/14/2051 (f)		6,255,000	4,024,467
Romanian Republic 5% 7/4/2036 (f)		3,430,000	3,176,587
Romanian Republic 5.75% 9/16/2030 (f)		2,256,000	2,246,412
Romanian Republic 6% 5/25/2034 (f)		2,500,000	2,423,450
Romanian Republic 6.125% 1/22/2044 (f)		1,700,000	1,560,600
Romanian Republic 6.125% 10/7/2037 (f)	EUR	2,720,000	3,042,930
Romanian Republic 6.85% 7/29/2030	RON	6,455,000	1,452,944
Romanian Republic 7.125% 1/17/2033 (f)		2,880,000	3,015,014
Romanian Republic 7.5% 2/10/2037 (f)		3,382,000	3,552,385
Romanian Republic 7.625% 1/17/2053 (f)		1,138,000	1,192,733
Romanian Republic 8% 4/29/2030	RON	6,500,000	1,523,893
TOTAL ROMANIA			34,155,572
RWANDA - 0.2%
Rwanda Republic 5.5% 8/9/2031 (f)		3,195,000	2,853,223
SAUDI ARABIA - 1.1%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (f)		4,030,000	3,384,676
Kingdom of Saudi Arabia 3.45% 2/2/2061 (f)		2,775,000	1,714,950
Kingdom of Saudi Arabia 3.75% 1/21/2055 (f)		3,755,000	2,529,931
Kingdom of Saudi Arabia 4.375% 1/12/2031 (f)		1,665,000	1,625,673
Kingdom of Saudi Arabia 4.5% 10/26/2046 (f)		3,471,000	2,812,378
Kingdom of Saudi Arabia 4.5% 4/22/2060 (f)		2,055,000	1,568,992
Kingdom of Saudi Arabia 4.625% 10/4/2047 (f)		3,040,000	2,492,800
Kingdom of Saudi Arabia 4.875% 1/12/2036 (f)		1,735,000	1,681,649
TOTAL SAUDI ARABIA			17,811,049
SENEGAL - 0.2%
Republic of Senegal 4.75% 3/13/2028 (h)	EUR	1,036,667	745,898
Republic of Senegal 6.75% 3/13/2048 (f)		5,030,000	2,533,863
TOTAL SENEGAL			3,279,761
SERBIA - 0.7%
Republic of Serbia 2.125% 12/1/2030 (f)		3,540,000	3,050,347
Republic of Serbia 6% 6/12/2034 (f)		2,125,000	2,125,000
Republic of Serbia 6.25% 5/26/2028 (f)		865,000	880,570
Republic of Serbia 6.5% 9/26/2033 (f)		5,020,000	5,231,894
TOTAL SERBIA			11,287,811
SOUTH AFRICA - 1.4%
South African Republic 5% 10/12/2046		1,460,000	1,047,550
South African Republic 5.65% 9/27/2047		6,075,000	4,723,313
South African Republic 5.75% 9/30/2049		7,030,000	5,448,250
South African Republic 6.125% 12/11/2037 (f)		855,000	793,765
South African Republic 6.25% 3/8/2041		2,000,000	1,780,000
South African Republic 7.1% 11/19/2036 (f)		2,840,000	2,909,949
South African Republic 7.25% 12/11/2055 (f)		1,200,000	1,097,400
South African Republic 7.3% 4/20/2052		3,545,000	3,286,215
South African Republic 7.95% 11/19/2054 (f)		2,500,000	2,470,625
TOTAL SOUTH AFRICA			23,557,067
SRI LANKA - 1.4%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (f)(j)		3,176,603	2,930,416
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (f)(j)		8,508,949	7,077,318
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (f)(j)		5,217,007	4,662,700
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (f)(j)		3,532,407	3,121,765
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (f)(j)		3,886,947	2,944,362
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (f)		2,785,081	2,661,842
TOTAL SRI LANKA			23,398,403
TRINIDAD & TOBAGO - 0.3%
Republic of Trinidad & Tobago 6.5% 1/28/2036 (f)		4,550,000	4,504,500
TURKEY - 2.7%
Turkish Republic 4.875% 4/16/2043		5,290,000	3,710,062
Turkish Republic 5.75% 5/11/2047		3,960,000	2,969,010
Turkish Republic 5.875% 6/26/2031		1,615,000	1,545,151
Turkish Republic 5.95% 1/15/2031		2,685,000	2,581,842
Turkish Republic 6% 1/14/2041		6,082,000	5,041,978
Turkish Republic 6.3% 3/14/2033		1,395,000	1,318,624
Turkish Republic 6.5% 1/3/2035		4,480,000	4,200,000
Turkish Republic 6.625% 2/17/2045		2,150,000	1,822,125
Turkish Republic 6.75% 5/30/2040		2,112,000	1,917,590
Turkish Republic 6.8% 11/4/2036		1,670,000	1,576,063
Turkish Republic 6.875% 1/14/2038		2,905,000	2,716,582
Turkish Republic 7.25% 5/29/2032		2,115,000	2,119,167
Turkish Republic 7.625% 5/15/2034		3,025,000	3,067,350
Turkish Republic 9.125% 7/13/2030		3,825,000	4,175,944
Turkish Republic 9.375% 1/19/2033		515,000	571,753
Turkish Republic 9.375% 3/14/2029		3,270,000	3,524,275
TOTAL TURKEY			42,857,516
UKRAINE - 1.5%
Ukraine Government 0% 2/1/2030 (f)(j)		1,029,342	601,135
Ukraine Government 0% 2/1/2034 (f)(j)		3,846,504	1,638,611
Ukraine Government 0% 2/1/2035 (f)(j)		4,625,568	2,118,510
Ukraine Government 0% 2/1/2036 (f)(j)		2,708,807	1,237,925
Ukraine Government 4% 2/1/2032 (f)(j)		5,893,200	4,243,104
Ukraine Government 4.5% 2/1/2029 (f)(j)		5,423,626	3,796,538
Ukraine Government 4.5% 2/1/2034 (f)(j)		14,216,568	7,548,998
Ukraine Government 4.5% 2/1/2035 (f)(j)		4,851,888	2,527,834
Ukraine Government 4.5% 2/1/2036 (f)(j)		2,466,802	1,260,536
TOTAL UKRAINE			24,973,191
UNITED ARAB EMIRATES - 0.9%
Emirate of Abu Dhabi 3.125% 9/30/2049 (f)		13,102,000	8,601,463
Emirate of Abu Dhabi 3.875% 4/16/2050 (f)		1,720,000	1,288,280
Emirate of Abu Dhabi 5.5% 4/30/2054 (f)		2,370,000	2,269,868
Emirate of Dubai 3.9% 9/9/2050 (h)		4,805,000	3,299,593
TOTAL UNITED ARAB EMIRATES			15,459,204
URUGUAY - 0.6%
Uruguay Republic 4.975% 4/20/2055		2,840,000	2,510,986
Uruguay Republic 5.1% 6/18/2050		6,360,000	5,836,318
Uruguay Republic 5.75% 10/28/2034		1,745,000	1,823,088
TOTAL URUGUAY			10,170,392
UZBEKISTAN - 0.3%
Republic of Uzbekistan 3.7% 11/25/2030 (f)		1,095,000	993,614
Republic of Uzbekistan 3.9% 10/19/2031 (f)		2,880,000	2,592,375
Republic of Uzbekistan 5.375% 2/20/2029 (f)		1,145,000	1,128,294
TOTAL UZBEKISTAN			4,714,283
VENEZUELA - 1.6%
Venezuela Republic 11.95% (d)(h)		17,015,000	8,660,635
Venezuela Republic 12.75% (d)(h)		7,625,000	3,835,871
Venezuela Republic 9.25% (d)		27,915,000	13,259,625
TOTAL VENEZUELA			25,756,131
ZAMBIA - 0.3%
Republic of Zambia 0.5% 12/31/2053 (f)		4,690,236	3,050,072
Republic of Zambia 5.75% 6/30/2033 (f)(j)		1,838,828	1,723,327
TOTAL ZAMBIA			4,773,399
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $969,333,751)			962,780,015

Non-Convertible Corporate Bonds - 29.3%
		Principal Amount (a)	Value ($)
ANGOLA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Azule Energy Finance Plc 8.25% 1/22/2031 (f)		1,780,000	1,796,981
Sonangol Finance Ltd 10% 1/29/2031 (f)		1,830,000	1,816,275

TOTAL ANGOLA			3,613,256
ARGENTINA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Argentina SA 9.5% 7/18/2031 (f)		700,000	737,965
AZERBAIJAN - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (h)		2,950,000	3,157,422
BAHRAIN - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
Bapco Energies BSC Closed 7.5% 10/25/2027 (f)		6,889,000	6,802,888
Bapco Energies BSC Closed 8.375% 11/7/2028 (f)		1,470,000	1,456,035

TOTAL BAHRAIN			8,258,923
BRAZIL - 2.3%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc 4.9% 1/15/2033		2,335,000	2,259,930
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.3%
Minerva Luxembourg SA 4.375% 3/18/2031 (f)		1,335,000	1,210,245
Minerva Luxembourg SA 8.875% 9/13/2033 (f)		1,130,000	1,202,896
NBM US Holdings Inc 6.625% 8/6/2029 (f)		2,270,000	2,279,534
			4,692,675
Food Products - 0.1%
Marb Bondco PLC 3.95% 1/29/2031 (f)		2,430,000	2,137,792
TOTAL CONSUMER STAPLES			6,830,467
Energy - 0.6%
Energy Equipment & Services - 0.3%
Guara Norte Sarl 5.198% 6/15/2034 (f)		1,473,300	1,425,049
Yinson Boronia Production BV 8.947% 7/31/2042 (f)		2,496,652	2,699,505
			4,124,554
Oil, Gas & Consumable Fuels - 0.3%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (f)		2,614,296	2,336,658
PRIO Luxembourg Holding Sarl 6.75% 10/15/2030 (f)		2,785,000	2,709,109
			5,045,767
TOTAL ENERGY			9,170,321
Industrials - 0.2%
Aerospace & Defense - 0.1%
Embraer Netherlands Finance BV 5.4% 1/9/2038		2,000,000	1,911,760
Marine Transportation - 0.1%
Yinson Bergenia Production BV 8.498% 1/31/2045 (f)		1,021,235	1,076,636
TOTAL INDUSTRIALS			2,988,396
Materials - 1.0%
Chemicals - 0.1%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (f)		1,495,000	620,425
Braskem Netherlands Finance BV 7.25% 2/13/2033 (f)		2,170,000	997,875
Braskem Netherlands Finance BV 8% 10/15/2034 (f)		1,345,000	625,425
			2,243,725
Metals & Mining - 0.7%
CSN Resources SA 5.875% 4/8/2032 (f)		1,785,000	1,091,081
CSN Resources SA 8.875% 12/5/2030 (f)		1,630,000	1,146,053
Nexa Resources SA 6.6% 4/8/2037 (f)		1,600,000	1,652,000
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(f)		5,770,322	5,683,768
Usiminas International Sarl 7.5% 1/27/2032 (f)		2,100,000	2,136,771
			11,709,673
Paper & Forest Products - 0.2%
LD Celulose International GmbH 7.95% 1/26/2032 (f)		2,710,000	2,785,812
TOTAL MATERIALS			16,739,210
TOTAL BRAZIL			37,988,324
CHILE - 2.1%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (f)		1,215,000	1,225,509
Empresa Nacional del Petroleo 6.15% 5/10/2033 (f)		1,885,000	1,932,314
TOTAL ENERGY			3,157,823
Materials - 1.8%
Chemicals - 0.2%
Sociedad Quimica y Minera de Chile SA 5.625% 4/22/2056 (c)(f)		2,695,000	2,626,615
Metals & Mining - 1.6%
Antofagasta PLC 5.625% 9/9/2035 (f)		1,500,000	1,488,000
Antofagasta PLC 5.625% 5/13/2032 (f)		4,790,000	4,845,325
Corp Nacional del Cobre de Chile 3% 9/30/2029 (f)		2,000,000	1,870,500
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (f)		1,645,000	1,542,385
Corp Nacional del Cobre de Chile 3.15% 1/15/2051 (f)		1,865,000	1,162,230
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (f)		3,765,000	2,555,494
Corp Nacional del Cobre de Chile 4.5% 8/1/2047 (f)		1,970,000	1,560,733
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (f)		1,575,000	1,554,840
Corp Nacional del Cobre de Chile 5.529% 1/30/2037 (f)		1,655,000	1,621,404
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (f)		955,000	977,317
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (f)		1,730,000	1,729,568
Corp Nacional del Cobre de Chile 6.33% 1/13/2035 (f)		1,160,000	1,205,971
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (f)		1,860,000	1,957,511
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (f)		1,905,000	1,989,715
			26,060,993
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (f)		1,330,000	1,322,525
TOTAL MATERIALS			30,010,133
Utilities - 0.1%
Electric Utilities - 0.1%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (f)		1,104,581	1,110,667
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (f)		894,400	921,938
TOTAL UTILITIES			2,032,605
TOTAL CHILE			35,200,561
CHINA - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Prosus NV 3.832% 2/8/2051 (f)		1,590,000	1,018,058
Prosus NV 4.027% 8/3/2050 (f)		2,950,000	1,968,388
Prosus NV 4.193% 1/19/2032 (f)		3,505,000	3,287,269

TOTAL CHINA			6,273,715
COLOMBIA - 1.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (f)		1,810,000	1,622,257
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Ecopetrol SA 4.625% 11/2/2031		2,660,000	2,359,180
Ecopetrol SA 8.375% 1/19/2036		4,725,000	4,783,354
Ecopetrol SA 8.875% 1/13/2033		5,635,000	5,947,743
Geopark Ltd 5.5% 1/17/2027 (f)		2,685,000	2,597,738
Geopark Ltd 8.75% 1/31/2030 (f)		2,545,000	2,506,824
TOTAL ENERGY			18,194,839
Materials - 0.2%
Metals & Mining - 0.2%
Aris Mining Corp 8% 10/31/2029 (f)		3,465,000	3,571,549
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (f)		5,545,000	5,054,693
Termocandelaria Power SA 7.75% 9/17/2031 (f)		2,475,000	2,513,140
TOTAL UTILITIES			7,567,833
TOTAL COLOMBIA			30,956,478
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (f)		2,305,000	2,332,775
COSTA RICA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (f)		2,080,000	2,189,200
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC 7% 5/28/2030 (f)		3,825,000	3,882,375
CZECH REPUBLIC - 0.2%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Czechoslovak Group AS 5.25% 1/10/2031 (f)	EUR	670,000	793,295
Czechoslovak Group AS 6.5% 1/10/2031 (f)		2,185,000	2,238,533

TOTAL CZECH REPUBLIC			3,031,828
DOMINICAN REPUBLIC - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (f)		1,825,000	1,855,925
GEORGIA - 0.3%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Silk Road Group Holding LLC 7.5% 9/15/2030 (f)		3,265,000	3,260,070
Industrials - 0.1%
Ground Transportation - 0.1%
Georgian Railway JSC 4% 6/17/2028 (f)		2,290,000	2,175,500
TOTAL GEORGIA			5,435,570
GHANA - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Kosmos Energy Ltd 7.5% 3/1/2028 (f)		875,000	841,094
Kosmos Energy Ltd 8.75% 10/1/2031 (f)		7,075,000	6,296,750

TOTAL GHANA			7,137,844
GUATEMALA - 0.7%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
CT Trust 5.125% 2/3/2032 (f)		3,975,000	3,709,868
Millicom International Cellular SA 4.5% 4/27/2031 (f)		2,050,000	1,864,168
Millicom International Cellular SA 7.375% 4/2/2032 (f)		1,650,000	1,673,759
TOTAL COMMUNICATION SERVICES			7,247,795
Utilities - 0.3%
Electric Utilities - 0.1%
Energuate Trust 2 0 6.35% 9/15/2035 (f)		2,155,000	2,113,193
Independent Power and Renewable Electricity Producers - 0.2%
Investment Energy Resources Ltd 6.25% 4/26/2029 (f)		2,970,000	2,934,360
TOTAL UTILITIES			5,047,553
TOTAL GUATEMALA			12,295,348
HUNGARY - 0.2%
Financials - 0.1%
Banks - 0.1%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (f)		1,070,000	1,081,042
Utilities - 0.1%
Electric Utilities - 0.1%
MVM Energetika Zrt 6.5% 3/13/2031 (h)		1,280,000	1,320,801
MVM Energetika Zrt 7.5% 6/9/2028 (h)		330,000	342,566
TOTAL UTILITIES			1,663,367
TOTAL HUNGARY			2,744,409
INDIA - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
Shriram Finance Ltd 6.625% 4/22/2027 (f)		1,365,000	1,373,600
INDONESIA - 0.8%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (f)		3,730,000	3,712,348
Pertamina Persero PT 4.175% 1/21/2050 (f)		2,985,000	2,204,482
TOTAL ENERGY			5,916,830
Materials - 0.4%
Metals & Mining - 0.4%
Freeport Indonesia PT 4.763% 4/14/2027 (f)		1,225,000	1,222,403
Freeport Indonesia PT 5.315% 4/14/2032 (f)		2,085,000	2,074,846
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (f)		2,955,000	2,986,412
TOTAL MATERIALS			6,283,661
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (f)		1,140,000	1,146,589
TOTAL INDONESIA			13,347,080
ISRAEL - 0.6%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energean Israel Finance Ltd 5.375% 3/30/2028 (f)(h)		2,585,000	2,481,767
Energean Israel Finance Ltd 5.875% 3/30/2031 (f)(h)		1,265,000	1,175,064
Leviathan Bond Ltd 6.5% 6/30/2027 (f)(h)		2,590,000	2,585,172
Leviathan Bond Ltd 6.75% 6/30/2030 (f)(h)		1,220,000	1,239,544
TOTAL ENERGY			7,481,547
Financials - 0.1%
Banks - 0.1%
Bank Hapoalim BM 5.252% 1/14/2033 (f)(h)		1,745,000	1,723,545
TOTAL ISRAEL			9,205,092
JAMAICA - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (f)		1,300,000	1,291,355
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (f)		1,020,000	990,675

TOTAL JAMAICA			2,282,030
KAZAKHSTAN - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
KazMunayGas National Co JSC 3.5% 4/14/2033 (f)		2,010,000	1,798,589
KazMunayGas National Co JSC 5.75% 4/19/2047 (f)		1,010,000	935,805
KazMunayGas National Co JSC 6.375% 10/24/2048 (f)		1,400,000	1,382,556
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (f)		2,570,000	2,372,110

TOTAL KAZAKHSTAN			6,489,060
MALAYSIA - 0.7%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (f)		3,610,000	3,213,803
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petronas Capital Ltd 3.404% 4/28/2061 (f)		5,315,000	3,514,544
Petronas Capital Ltd 3.5% 4/21/2030 (f)		1,730,000	1,669,874
TOTAL ENERGY			5,184,418
Industrials - 0.2%
Marine Transportation - 0.2%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (f)		3,090,000	3,060,134
TOTAL MALAYSIA			11,458,355
MAURITIUS - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (f)		1,685,000	1,670,526
MEXICO - 3.6%
Communication Services - 0.2%
Media - 0.2%
TV Azteca SAB de CV 8.25% (d)(h)		10,535,000	3,581,900
Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Petroleos Mexicanos 10% 2/7/2033		700,000	797,474
Petroleos Mexicanos 6.5% 6/2/2041		2,250,000	1,905,750
Petroleos Mexicanos 6.625% 6/15/2035		14,146,000	13,192,560
Petroleos Mexicanos 6.7% 2/16/2032		4,827,000	4,724,426
Petroleos Mexicanos 6.75% 9/21/2047		10,407,000	8,309,469
Petroleos Mexicanos 6.95% 1/28/2060		5,995,000	4,712,670
Petroleos Mexicanos 7.69% 1/23/2050		7,493,000	6,492,685
TOTAL ENERGY			40,135,034
Financials - 0.2%
Capital Markets - 0.2%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (f)		3,100,000	3,107,750
Materials - 0.2%
Chemicals - 0.2%
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (f)		3,975,000	3,871,153
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (f)		2,780,708	2,909,621
Saavi Energia Sarl 8.875% 2/10/2035 (f)		4,410,000	4,604,040
TOTAL UTILITIES			7,513,661
TOTAL MEXICO			58,209,498
MOROCCO - 0.6%
Materials - 0.6%
Chemicals - 0.6%
OCP SA 3.75% 6/23/2031 (f)		3,980,000	3,621,800
OCP SA 5.125% 6/23/2051 (f)		3,000,000	2,332,111
OCP SA 6.1% 4/30/2030 (f)		1,660,000	1,686,975
OCP SA 6.875% 4/25/2044 (f)		3,000,000	2,984,854

TOTAL MOROCCO			10,625,740
NIGERIA - 0.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
IHS Holding Ltd 5.625% 11/29/2026 (f)		944,000	937,014
IHS Holding Ltd 7.875% 5/29/2030 (f)		2,780,000	2,815,223
TOTAL COMMUNICATION SERVICES			3,752,237
Information Technology - 0.1%
Communications Equipment - 0.1%
IHS Netherlands Holdco BV 8% 9/18/2027 (f)		1,024,338	1,022,417
TOTAL NIGERIA			4,774,654
PANAMA - 0.7%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (f)		3,275,000	3,222,955
Media - 0.3%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (f)		4,955,000	4,647,047
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 9% 1/15/2033 (f)		1,890,000	1,892,362
TOTAL COMMUNICATION SERVICES			9,762,364
Financials - 0.0%
Financial Services - 0.0%
SPARC EM SPC 0% (f)(i)		57,671	57,595
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (f)		1,230,000	976,928
TOTAL PANAMA			10,796,887
PARAGUAY - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (f)		1,164,000	1,157,645
PERU - 0.8%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
InRetail Shopping Malls 5.65% 10/16/2032 (f)		2,265,000	2,204,978
Materials - 0.6%
Metals & Mining - 0.6%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (f)		4,180,000	4,243,745
Volcan Cia Minera SAA 8.5% 10/28/2032 (f)		5,555,000	5,651,657
TOTAL MATERIALS			9,895,402
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Niagara Energy SAC 5.746% 10/3/2034 (f)		1,685,000	1,686,095
TOTAL PERU			13,786,475
POLAND - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ORLEN SA 6% 1/30/2035 (f)		3,890,000	3,962,938
QATAR - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
QatarEnergy 2.25% 7/12/2031 (f)		3,295,000	2,891,264
QatarEnergy 3.125% 7/12/2041 (f)		5,805,000	4,201,369
QatarEnergy 3.3% 7/12/2051 (f)		7,160,000	4,602,949

TOTAL QATAR			11,695,582
SAUDI ARABIA - 2.9%
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (f)		6,653,624	5,929,643
Saudi Arabian Oil Co 2.25% 11/24/2030 (f)		4,120,000	3,634,870
Saudi Arabian Oil Co 3.25% 11/24/2050 (f)		4,170,000	2,595,992
Saudi Arabian Oil Co 3.5% 4/16/2029 (f)		3,899,000	3,735,242
Saudi Arabian Oil Co 4.25% 4/16/2039 (f)		11,775,000	10,151,581
Saudi Arabian Oil Co 4.375% 4/16/2049 (f)		3,671,000	2,866,023
Saudi Arabian Oil Co 5.875% 7/17/2064 (f)		1,030,000	935,951
Saudi Arabian Oil Co 6.375% 6/2/2055 (f)		3,325,000	3,304,219
TOTAL ENERGY			33,153,521
Industrials - 0.6%
Construction & Engineering - 0.6%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (f)		1,265,000	1,267,529
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (f)		2,330,000	2,314,715
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (f)		2,260,000	2,283,335
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (f)		1,685,000	1,743,217
TMS Issuer Sarl 5.78% 8/23/2032 (f)		1,670,000	1,690,625
TOTAL INDUSTRIALS			9,299,421
Materials - 0.2%
Chemicals - 0.2%
Ma'aden Sukuk Ltd 5.25% 1/29/2036 (f)		1,855,000	1,804,544
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (f)		2,005,000	2,016,040
TOTAL MATERIALS			3,820,584
TOTAL SAUDI ARABIA			46,273,526
SERBIA - 0.2%
Consumer Discretionary - 0.2%
Distributors - 0.2%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (f)		2,770,000	2,725,680
SOUTH AFRICA - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (f)		2,325,000	2,305,877
Industrials - 0.1%
Ground Transportation - 0.1%
Transnet/South Africa 8.25% 2/6/2028 (f)		2,125,000	2,197,250
Materials - 0.6%
Chemicals - 0.6%
Sasol Financing USA LLC 4.375% 9/18/2026		3,705,000	3,683,252
Sasol Financing USA LLC 6.5% 9/27/2028		1,370,000	1,382,426
Sasol Financing USA LLC 8.75% 4/10/2033 (f)		1,060,000	1,059,999
Sasol Financing USA LLC 8.75% 5/3/2029 (f)		2,450,000	2,546,408
TOTAL MATERIALS			8,672,085
Utilities - 0.3%
Electric Utilities - 0.3%
Eskom Holdings 6.35% 8/10/2028 (f)		3,515,000	3,542,461
Eskom Holdings 8.45% 8/10/2028 (f)		1,310,000	1,373,692
TOTAL UTILITIES			4,916,153
TOTAL SOUTH AFRICA			18,091,365
TURKEY - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Turk Telekomunikasyon AS 6.95% 10/7/2032 (f)		1,600,000	1,557,744
Financials - 0.6%
Banks - 0.6%
Turkiye Garanti Bankasi AS 8.125% 1/8/2036 (c)(f)		4,500,000	4,464,900
Turkiye Ihracat Kredi Bankasi AS 6.375% 1/15/2031 (f)		2,840,000	2,731,711
Turkiye Ihracat Kredi Bankasi AS 6.375% 10/3/2030 (f)		2,970,000	2,868,834
TOTAL FINANCIALS			10,065,445
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Aydem Yenilenebilir Enerji AS 9.875% 9/30/2030 (f)		2,000,000	1,945,000
TOTAL TURKEY			13,568,189
UKRAINE - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (f)		1,441,937	1,124,710
UNITED ARAB EMIRATES - 2.5%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (f)		4,215,000	3,613,853
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (f)		8,100,000	6,868,912
TOTAL ENERGY			10,482,765
Financials - 0.6%
Financial Services - 0.6%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (f)		2,855,000	2,520,251
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (f)		1,390,000	1,406,527
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (f)		1,715,000	1,621,550
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (f)		3,040,000	2,672,525
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (f)		1,620,000	1,639,796
TOTAL FINANCIALS			9,860,649
Industrials - 0.2%
Aerospace & Defense - 0.2%
DAE Funding LLC 4.95% 1/15/2033 (f)		3,400,000	3,215,656
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Aldar Properties PJSC 5.875% 4/14/2056 (c)(f)		1,665,000	1,524,491
Aldar Properties PJSC 6.6227% 4/15/2055 (c)(h)		3,505,000	3,339,564
Alpha Star Holding IX Ltd 7% 8/26/2028 (h)		2,700,000	2,563,920
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (h)		2,270,000	2,247,754
Sobha Sukuk Ltd 8.75% 7/17/2028 (h)		1,610,000	1,505,350
TOTAL REAL ESTATE			11,181,079
Utilities - 0.3%
Multi-Utilities - 0.3%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (f)		2,460,000	1,859,145
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (f)		2,850,000	2,671,932
TOTAL UTILITIES			4,531,077
TOTAL UNITED ARAB EMIRATES			39,271,226
UZBEKISTAN - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (f)		1,595,000	1,622,434
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (f)		2,875,000	2,954,638
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (f)		3,010,000	3,130,400
Navoiyuran State Enterprise 6.7% 7/2/2030 (f)		3,185,000	3,189,777

TOTAL UZBEKISTAN			10,897,249
VENEZUELA - 1.2%
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Petroleos de Venezuela SA 12.75% (d)(f)		3,065,000	1,388,445
Petroleos de Venezuela SA 5.375% (d)(h)		11,115,000	3,684,067
Petroleos de Venezuela SA 5.5% (d)(h)		3,475,000	1,161,345
Petroleos de Venezuela SA 6% (d)(f)		15,840,000	5,410,944
Petroleos de Venezuela SA 6% (d)(f)		4,980,000	1,689,216
Petroleos de Venezuela SA 9% (d)(h)		4,000,000	1,542,000
Petroleos de Venezuela SA 9.75% (d)(f)		12,585,000	5,175,581

TOTAL VENEZUELA			20,051,598
VIETNAM - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (f)		1,630,958	1,602,921
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $507,848,591)			481,533,544

Preferred Securities - 1.4%
	Principal Amount (a)	Value ($)
BRAZIL - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd 8.25% (e)(h)	910,000	876,271
CHILE - 0.2%
Financials - 0.2%
Banks - 0.2%
Banco de Credito e Inversiones SA 7.5% (c)(e)(f)	1,775,000	1,858,294
Banco de Credito e Inversiones SA 8.75% (c)(e)(f)	1,745,000	1,845,353

TOTAL CHILE		3,703,647
MEXICO - 0.9%
Financials - 0.3%
Banks - 0.3%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (c)(e)(f)	3,300,000	3,355,633
Banco Mercantil del Norte SA/Grand Cayman 8.375% (c)(e)(f)	1,195,000	1,244,485
TOTAL FINANCIALS		4,600,118
Materials - 0.6%
Construction Materials - 0.6%
Cemex SAB de CV 5.125% (c)(e)(f)	5,290,000	5,280,546
Cemex SAB de CV 7.2% (c)(e)(f)	4,410,000	4,495,653
TOTAL MATERIALS		9,776,199
TOTAL MEXICO		14,376,317
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (c)(d)(e)(f)(g)	1,625,000	81,250
SAUDI ARABIA - 0.1%
Financials - 0.1%
Banks - 0.1%
NCB Tier 1 Sukuk Ltd 3.5% (c)(e)(h)	1,965,000	1,954,771
UNITED ARAB EMIRATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Emirates NBD Bank PJSC 4.25% (c)(e)(h)	2,000,000	1,964,031
TOTAL PREFERRED SECURITIES (Cost $24,209,357)		22,956,287

U.S. Treasury Obligations - 2.8%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.875% 5/15/2052	3.12	10,474,000	7,263,883
US Treasury Bonds 3.25% 5/15/2042	3.37 to 5.18	9,912,000	8,167,333
US Treasury Bonds 3.625% 2/15/2053	3.96 to 5.06	4,641,000	3,724,765
US Treasury Notes 3.625% 3/31/2030	3.31 to 3.33	4,389,000	4,343,567
US Treasury Notes 3.75% 5/31/2030	3.84 to 3.87	3,633,000	3,610,861
US Treasury Notes 4% 2/28/2030	3.40	2,772,000	2,782,503
US Treasury Notes 4.125% 2/15/2036	4.33	3,000,000	2,953,125
US Treasury Notes 4.125% 3/31/2031	4.66	6,174,000	6,217,652
US Treasury Notes 4.625% 9/30/2028	4.87	4,578,000	4,665,626
US Treasury Notes 4.625% 9/30/2030	5.00	2,898,000	2,980,299
TOTAL U.S. TREASURY OBLIGATIONS (Cost $51,069,291)			46,709,614

Money Market Funds - 6.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $110,135,293)	3.69	110,113,574	110,135,597

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $1,668,711,789)	1,632,675,920
NET OTHER ASSETS (LIABILITIES) - 0.8% (k)(l)	12,599,165
NET ASSETS - 100.0%	1,645,275,085

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	549	6/2026	60,939,000	(1,043,270)

The notional amount of long futures as a percentage of Net Assets is 3.7%.

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5Y CDX EMIG CDSI Series 45 Index	6/2031	ICE	(1%)	Quarterly	14,800,000	11,137	0	11,137

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)		Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
7.45%	Lunar	1D TIIE(4)	Lunar	CME	8/2026	MXN	28,000,000	3,707	0	3,707

(1)Swaps with CME Group (CME) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
BRL	-	Brazilian Real
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
HUF	-	Hungarian Forint
MXN	-	Mexican Peso
NGN	-	Nigerian Naira
RON	-	Romanian Leu

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Non-income producing - Security is in default.
(e)	Security is perpetual in nature with no stated maturity date.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $982,748,599 or 59.7% of net assets.

(g)	Level 3 security.
(h)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $65,644,594 or 4.0% of net assets.

(i)	Zero coupon bond which is issued at a discount.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Includes $1,113,750 of cash collateral to cover margin requirements for futures contracts.
(l)	Includes $310,601 of cash collateral segregated to cover margin requirements for centrally cleared swaps.
(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	133,000,429	219,274,340	242,139,476	1,064,913	-	304	110,135,597	110,113,574	0.2%
Total	133,000,429	219,274,340	242,139,476	1,064,913	-	304	110,135,597

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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